Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Embedded Derivatives, Sale of ethanol (Detail) (Foward Contract, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Foward Contract
Long position
Notional amount in thousand of BBL	715
Fair Value	$ 28
Maturity	2016